Significant Risks - Schedule of Revenue from the Customer Accounted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue	$ 3,007,906	$ 2,821,635
Accounts receivables, gross
Customer B [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue	1,151,843	2,939,902
Accounts receivables, gross
Customer [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue	4,159,749	5,761,537	$ 7,494,381
Accounts receivables, gross			144,432
Customer C [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue			3,397,499
Accounts receivables, gross			144,432
Customer D [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue			2,091,907
Accounts receivables, gross
Customer E [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue			2,004,975
Accounts receivables, gross
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Percentage of revenue	27.00%	16.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Percentage of accounts receivables, gross
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Percentage of revenue	10.00%	17.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Percentage of accounts receivables, gross
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Percentage of revenue	37.00%	33.00%	40.00%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Percentage of accounts receivables, gross			98.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Percentage of revenue			18.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Percentage of accounts receivables, gross			98.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Percentage of revenue			11.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Percentage of accounts receivables, gross
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Percentage of revenue			11.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Percentage of accounts receivables, gross